                              REMBRANDT FUNDS/R/
                                 COMMON SHARES
                     SUPPLEMENT DATED DECEMBER 31, 1997 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December, 1997, SEI Fund Resources, the Administrator of the Rembrandt Funds (the "Trust"), ceased its voluntary fee waiver for the Trust's Money Market Funds. Accordingly, please replace "ANNUAL OPERATING EXPENSES" on page 6 of the Prospectus with the following:

                                                                     Money Market Funds
-------------------------------------------------------------------------------------------------------
                                                     Treasury      Government     Money      Tax-Exempt
                                                      Money          Money        Market       Money
                                                      Market         Market                    Market
-------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)                 .20%          .20%           .20%       .19%
12b-1 Fees                                           None          None           None       None
Other Operating Expenses                             .24%          .24%           .23%       .21%
-------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(2)      .44%          .44%           .43%       .40%
-------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fees from each Money Market Fund (except the Government Money Market Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees for the Funds would be as follows: Treasury Money Market Fund -- .35%, Money Market Fund -- .35%, and Tax-Exempt Money Market Fund -- .35%. Additional information may be found under "The Advisor."

(2) Absent the voluntary waiver described above, Total Operating Expenses for the Funds would be as follows: Treasury Money Market Fund -- .59%, Money Market Fund -- .58% and Tax-Exempt Money Market Fund -- .56%. This waiver is voluntary and may be discontinued at any time at the Advisor's discretion.

Effective November, 1997, the portfolio manager for the Latin American Equity Fund is Mr. Luiz Ribeiro. Accordingly, replace the second paragraph under the section titled "THE SUB-ADVISOR" on page 32 with the following:

       Luiz M. Ribeiro, Jr. has served as the portfolio manager of the Latin American Equity Fund since November, 1997. Mr. Ribeiro has worked in various investment management positions with ABN AMRO and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd.

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to clarify or amend certain of the investment policies of the Funds. Accordingly, under the section of the Prospectus titled "INVESTMENT OBJECTIVES AND POLICIES":

(1) with respect to the International Equity Fund, add the following sentences after the last sentence of the first full paragraph on page 17:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(2) with respect to the TransEurope Fund, add the following sentences after the last sentence of the fourth full paragraph on page 17:

     The Fund may invest or hold a portion of its assets in U.S. dollars and European currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(3) with respect to the Asian Tigers Fund, add the following sentences after the last sentence of the third paragraph on page 18:

     The Fund may invest or hold a portion of its assets in U.S. dollars and Asian currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

(4) with respect to the Latin America Equity Fund, add the following sentences after the last sentence of the second paragraph on page 19:

     The Fund may invest or hold a portion of its assets in U.S. dollars and Latin American currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

(5) with respect to the International Fixed Income Fund, add the following sentences after the last sentence of the first full paragraph on page 23:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(6) with respect to temporary defensive investments of the Equity Funds, Fixed Income Funds and the Balanced Fund, replace the third paragraph under the section titled "GENERAL INVESTMENT POLICIES - ALL FUNDS" on page 27 with the following:

       For temporary defensive purposes, when the Advisor determines that market conditions warrant, each of the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units.

The Board also voted at its meeting on December 11, 1997 to change the time at which the net asset value per share is determined for the Treasury Money Market Fund, Government Money

Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund. Accordingly, please replace:

(1) the second paragraph of the section titled "EXCHANGING SHARES -- Requesting an Exchange of Shares" on page 12 with the following:

         If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m., Eastern time, for non-Money Market Funds and 5:00 p.m., Eastern time, for Money Market Funds, on any Business Day, the exchange usually will occur on that day.

(2) the third sentence of the first paragraph of the section titled "REDEMPTION OF SHARES" with the following:

     Redemption orders for the Money Market Funds must be received by 5:00 p.m., Eastern time.

(3) the first sentence of the third paragraph of the section titled "ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US -- Business Days" on page 37 with the following:

       A purchase order for Common Shares of the Money Market Funds will be effective as of the day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order and the Custodian receives Federal funds payment before 5:00 p.m., Eastern time on such day.

(4) the third sentence of the section titled "ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US -- Net Asset Value" on page 38 with the following:

     The net asset value per share of the Money Market Funds is calculated as of 5:00 p.m., Eastern time, each Business Day.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS/R/
                                INVESTOR SHARES
                      SUPPLEMENT DATED DECEMBER 31, 1997 TO
         PROSPECTUS DATED APRIL 30, 1997 AND REVISED OCTOBER 10, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective December, 1997, SEI Fund Resources, the Administrator of the Rembrandt Funds (the "Trust"), ceased its voluntary fee waiver for the Trust's Money Market Funds. Accordingly, please replace "ANNUAL OPERATING EXPENSES" on page 6 of the Prospectus with the following:

                                                                     Money Market Funds
-------------------------------------------------------------------------------------------------------
                                                     Treasury      Government     Money      Tax-Exempt
                                                      Money          Money        Market       Money
                                                      Market         Market                    Market
-------------------------------------------------------------------------------------------------------
Advisory Fees (after fee waivers)(1)                 .20%          .20%           .20%       .19%
12b-1 Fees                                           .25%          .25%           .25%       .25%
Other Operating Expenses (after fee waivers)(2)      .24%          .31%           .34%       .21%
-------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waivers)(3)      .69%          .76%           .79%       .65%
-------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fees from each Fund (except the Government Money Market Fund). The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, Advisory Fees would be as follows: Treasury Money Market Fund -- .35%, Money Market Fund -- .35%, and Tax-Exempt Money Market Fund -- .35%. See "The Advisor."

(2) "Other Expenses" have been restated to reflect current fee waivers. Absent such waivers, "Other Expenses" for the Funds would be as follows: Treasury Money Market Fund -- .49%, Government Money Market Fund-- .49%, Money Market Fund -- .48% and Tax-Exempt Money Market Fund --.46%.

(3) Absent waivers described above, Total Operating Expenses for the Funds would be as follows: Treasury Money Market Fund -- 1.09%, Government Money Market Fund -- .94%, Money Market Fund -- 1.08% and Tax-Exempt Money Market Fund -- 1.06%. These fee waivers are voluntary and may be discontinued at any time at the discretion of the service provider that is waiving its fee.

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to clarify or amend certain of the investment policies of the Funds. Accordingly, under the section of the Prospectus titled "Investment Objectives and Policies":

(1) with respect to the International Equity Fund, add the following sentences after the last sentence of the eighth paragraph on page 17:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(2) with respect to the TransEurope Fund, add the following sentences after the second sentence of the third paragraph on page 18 of the Prospectus:

     The Fund may invest or hold a portion of its assets in U.S. dollars and European currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(3) with respect to the Asian Tigers Fund, add the following sentences after the sentence at the top of page 19:

     The Fund may invest or hold a portion of its assets in U.S. dollars and Asian currencies. A portion of the Fund's total assets normally will be held in U.S. dollars.

(4) with respect to the International Fixed Income Fund, add the following sentences after the sentence at the top of page 24:

     The Fund may invest or hold a portion of its assets in U.S. dollars and foreign currencies, including multinational currency units. A portion of the Fund's total assets normally will be held in U.S. dollars.

(5) with respect to temporary defensive investments of the Equity Funds, Fixed Income Funds and the Balanced Fund, replace the fourth paragraph under the section titled "GENERAL INVESTMENT POLICIES -- ALL FUNDS" on page 28 with the following:

       For temporary defensive purposes, when the Advisor determines that market conditions warrant, each of the Equity Funds, Fixed Income Funds and Balanced Fund may invest up to 100% of its assets in money market instruments, U.S. dollars and foreign currencies, including multinational currency units.

The Board also voted at its meeting on December 11, 1997 to change the time at which the net asset value per share is determined for the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund. Accordingly, please replace:

(1) the second paragraph of the section titled "EXCHANGING SHARES -- Requesting an Exchange of Shares" on page 13 with the following:

       If an Exchange Request in good order is received by the Transfer Agent by 4:00 p.m., Eastern time, for non-Money Market Funds and 5:00 p.m., Eastern time, for Money Market Funds, on any Business Day, the exchange usually will occur on that day. Your Intermediary may have earlier cutoff times for Exchange Requests. Please contact your Intermediary for more information about their exchange policies.

(2) the third sentence of the first paragraph of the section titled "Redemption of Shares" on page 14 with the following:

     Redemption orders for the Money Market Funds must be received by 5:00 p.m., Eastern time.

(3) the first sentence of the third paragraph of the section titled "ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US -- Business Days" on page 39 with the following:

        A purchase order for Investor Shares of the Money Market Funds will be effective as of the day received by the Transfer Agent and eligible to receive dividends declared the same day if the Transfer Agent receives the order and the Custodian receives Federal funds payment before 5:00 p.m., Eastern time on such day.

(4) the third sentence of the section titled "ADDITIONAL INFORMATION ABOUT DOING BUSINESS WITH US -- Net Asset Value" on page 40 with the following:

     The net asset value per share of the Money Market Funds is calculated as of 5:00 p.m., Eastern time, each Business Day.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              REMBRANDT FUNDS/R/
                     SUPPLEMENT DATED JANUARY 2, 1998 TO
         STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997 AND
                           REVISED OCTOBER 10, 1997

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH STATEMENT OF ADDITIONAL INFORMATION.

At a meeting of the Board of Trustees (the "Board") held on December 11, 1997, the Board voted to eliminate certain of the non-fundamental policies of the Funds which may be changed by the Board without a shareholder vote. Accordingly, please replace the section titled "NON-FUNDAMENTAL POLICIES" on page 16 of the Statement of Additional Information with the following:

The foregoing percentages (except for the limitation on illiquid securities below) will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

      NON-FUNDAMENTAL POLICY

      No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10%).

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE